DEBT - Convertible Debt - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			4 Months Ended	12 Months Ended
	Dec. 13, 2019	Nov. 22, 2019	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2021
Debt
Number common shares to purchase of warrants						13,750
Warrant exercise price (in dollars per share)			$ 100.00			$ 151.00
Term of warrants						48 months
Face amount			$ 1,700
Warrant exercise price (in dollars per share)			$ 100.00			$ 151.00
Common share purchase warrants per unit						1
Interest expense				$ 1,451	$ 760
First tranche | Finder
Debt
Term of debt		3 years
Fourth tranche
Debt
Term of debt			4 years
Convertible Debt
Debt
Interest expense				221	304
Convertible Debt
Debt
Gross proceeds		$ 4,000
Option to increase the offering		$ 2,000
Number common shares to purchase of warrants			72
Warrant exercise price (in dollars per share)		$ 190.00	$ 190.00
Term of warrants			3 years
Conversion price (in dollars per share)			$ 140.00
Term of debt		4 years	4 years
Interest rate		9.00%	9.00%
Face amount				$ 3,450	$ 3,450
Price Per Unit			$ 1
Warrant exercise price (in dollars per share)		$ 190.00	$ 190.00
Convertible Debt | Finder
Debt
Term of warrants			3 years
Conversion price (in dollars per share)			$ 190.00
Number of warrants issued			563
Payments To Finders			$ 79
Convertible Debt | First tranche
Debt
Number common shares to purchase of warrants		3
Warrant exercise price (in dollars per share)		$ 9.50
Conversion price (in dollars per share)		$ 140.00
Term of debt		4 years
Conversion feature		$ 376
Face amount	$ 965	965
Warrants to purchase		$ 188
Price Per Unit		$ 1
Number of warrants issued	3,445
Fair value of the debt		$ 401
Payments To Finders		$ 67
Warrant exercise price (in dollars per share)		$ 9.50
Convertible Debt | First tranche | Finder
Debt
Term of warrants		3 years
Number of warrants issued		9,650
Convertible Debt | Second tranche
Debt
Term of debt			4 years
Conversion feature			$ 152
Face amount			469
Warrants to purchase			58
Fair value of the debt			$ 259
Convertible Debt | Third tranche
Debt
Term of debt			4 years
Conversion feature			$ 291
Face amount			886
Warrants to purchase			112
Fair value of the debt			483
Convertible Debt | Fourth tranche
Debt
Conversion feature			96
Face amount			300
Warrants to purchase			45
Fair value of the debt			$ 159